Investments (Details 6) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fixed maturities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 19	$ 22	$ 29	$ 34	$ 41
Gross losses	0	(1)	(1)	(3)	(3)
Equity securities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	12	8	16	43	42
Gross losses	$ 0	$ 0	$ 0	$ 0	$ (1)